Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

20.Subsequent events

Harmony Transaction

Subsequent to the period end and up to the date of approval of these financial statements, the following progress has been made in relation to the Harmony Transaction (refer Note 1):

●	On 22 July 2025, MAC announced that:
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MAC has entered into restructuring documents with Harmony, OR Royalties Limited (formerly Osisko Bermuda Limited) and Glencore (as applicable) pursuant to which the parties have agreed to amend various documents in connection with the copper stream, the silver stream and the royalty deed, with such amendments to take effect after the Scheme has been implemented.

●	On 31 July 2025, MAC announced that:
-	the Court has made orders, among other things, that MAC:
o	convene a meeting of eligible shareholders to consider and vote on a resolution to approve the Scheme (“Court Meeting”); and
o	convene a meeting of MAC shareholders immediately after the Court Meeting to approve certain other matters in connection with the implementation of the Transaction (“General Meeting”).
-	The Court also approved the dispatch of a scheme circular, which, among other things, contains full details of the Scheme (the “Scheme Circular”).
●	On 5 August 2025, MAC announced that the Scheme Circular has been dispatched on 4 August 2025 and made available on MAC’s website.
●	On 8 August 2025, MAC announced that MAC has been notified by Harmony that Harmony has received written confirmation from the Financial Surveillance Department of the South African Reserve Bank that it has no objection to the implementation of the Scheme and Harmony’s intended funding of the Scheme Consideration.
●	On 18 August 2025, MAC announced that MAC has been notified by Harmony that Harmony has received written notice on behalf of the Australian Federal Treasurer stating that the Commonwealth Government does not object to the Scheme and that all the regulatory conditions to the Scheme have been satisfied.
●	The Court Meeting and the General Meeting are scheduled for 29 August 2025.

Contingent copper consideration

The contingent copper consideration, in connection with the acquisition of CMPL, comprises two tranches of US$75 million payable to Glencore depending on the average daily London Metal Exchange closing price of copper exceeding the defined thresholds. Based on the average daily London Metal Exchange closing price of copper, the first US$75 million payment was triggered subsequent to the period end on 20 August 2025. As per the terms of the CMPL Share Sale Agreement and Intercreditor Deed, the first contingent payment is not payable (other than from free cashflow and after satisfaction of all operating costs and debt servicing) until one business day after the three-year anniversary of when MAC originally acquired CMPL, being 17 June 2026.

There have been no other events subsequent to balance sheet date which would have a material effect on the Group’s interim financial statements for the six months ended 30 June 2025.